Cash, cash equivalents and time deposits (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of cash and time deposits [abstract]
Summary of cash, cash equivalents and time deposits comprise

(a) Cash, cash equivalents and time deposits comprise:

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000

Cash and cash equivalents	4,268,300	3,836,137
Time deposits	620,148	251,733